GOODWILL AND INTANGIBLE ASSETS, NET (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.90%
Growth rate used to extrapolate cash flow projections	6.70%
Discount Rate [Member] | Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.90%	9.50%
Discount Rate [Member] | Banking Panama [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.15%	9.75%
Recoverable amount of asset or cash-generating unit	$ 9,750,408	$ 8,690,384
Discount Rate [Member] | Banking Panama [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.90%	9.50%
Recoverable amount of asset or cash-generating unit	$ 10,939,812	$ 9,444,020
Discount Rate [Member] | Banking Panama [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.65%	9.25%
Recoverable amount of asset or cash-generating unit	$ 12,435,319	$ 10,339,834
Discount Rate [Member] | Banking Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.30%	12.20%
Discount Rate [Member] | Banking Banking El Salvador [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.55%	12.45%
Recoverable amount of asset or cash-generating unit	$ 2,520,931	$ 2,736,320
Discount Rate [Member] | Banking Banking El Salvador [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.30%	12.20%
Recoverable amount of asset or cash-generating unit	$ 2,588,656	$ 2,803,464
Discount Rate [Member] | Banking Banking El Salvador [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.05%	11.95%
Recoverable amount of asset or cash-generating unit	$ 2,660,269	$ 2,874,488
Discount Rate [Member] | Banking Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.30%	11.60%
Discount Rate [Member] | Banking Banking Guatemala [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.55%	11.85%
Recoverable amount of asset or cash-generating unit	$ 2,239,238	$ 2,096,380
Discount Rate [Member] | Banking Banking Guatemala [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.30%	11.60%
Recoverable amount of asset or cash-generating unit	$ 2,339,936	$ 2,187,604
Discount Rate [Member] | Banking Banking Guatemala [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.05%	11.35%
Recoverable amount of asset or cash-generating unit	$ 2,449,482	$ 2,286,466
Growth Rate [Member] | Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	6.70%	6.60%
Growth Rate [Member] | Banking Panama [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 10,161,356	$ 8,950,634
Growth rate used to extrapolate cash flow projections	6.45%	6.35%
Growth Rate [Member] | Banking Panama [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 10,939,812	$ 9,444,020
Growth rate used to extrapolate cash flow projections	6.70%	6.60%
Growth Rate [Member] | Banking Panama [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 11,917,875	$ 10,030,497
Growth rate used to extrapolate cash flow projections	6.95%	6.85%
Growth Rate [Member] | Banking Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.40%	3.40%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,564,330	$ 2,774,994
Growth rate used to extrapolate cash flow projections	3.15%	3.15%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,588,656	$ 2,803,464
Growth rate used to extrapolate cash flow projections	3.40%	3.40%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,614,375	$ 2,833,601
Growth rate used to extrapolate cash flow projections	3.65%	3.65%
Growth Rate [Member] | Banking Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.30%	5.30%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,295,042	$ 2,150,867
Growth rate used to extrapolate cash flow projections	5.05%	5.05%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Weighted average [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,339,936	$ 2,187,604
Growth rate used to extrapolate cash flow projections	5.30%	5.30%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,388,737	$ 2,227,376
Growth rate used to extrapolate cash flow projections	5.55%	5.55%